3. Loans, Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Loans	$ 606,988,937	$ 578,450,517
Allowance for loan losses	5,926,491	5,602,541	$ 5,438,099
Deferred net loan costs	(362,415)	(363,614)
Net loans	601,424,861	573,211,590
Commercial and industrial
Gross Loans	98,930,831	80,766,693
Commercial Real Estate
Gross Loans	246,282,726	235,318,148
Municipal
Gross Loans	55,817,206	47,067,023
Residential Real Estate 1st Lien
Gross Loans	158,337,296	165,665,175
Residential Real Estate Jr Lien
Gross Loans	43,230,873	44,544,987
Consumer
Gross Loans	$ 4,390,005	$ 5,088,491